COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Operating Leases	Future minimum lease payments under operating leases approximate the following for the fiscal years ending June 30:
2016	$105,000
2017	71,000

$176,000